Schedule of investments
Nomura Wealth Builder Fund	August 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	125,808	$ 7,182
GNMA
Series 2013-113 LY 3.00% 5/20/43	322,092	292,868
Series 2017-10 KZ 3.00% 1/20/47	1,084	946
Total Agency Collateralized Mortgage Obligations (cost $342,696)		300,996

Agency Mortgage-Backed Securities — 6.87%
Fannie Mae 3.50% 10/1/42	246,096	226,345
Fannie Mae S.F. 15 yr
2.00% 8/1/36	674,585	610,400
2.50% 7/1/36	209,634	193,666
2.50% 8/1/36	302,312	278,598
2.50% 6/1/37	507,471	467,622
3.00% 9/1/37	586,299	547,217
Fannie Mae S.F. 30 yr
2.00% 6/1/50	1,749,898	1,381,449
2.00% 2/1/51	1,130,969	885,875
2.00% 3/1/51	1,195,129	947,411
2.00% 4/1/51	5,670,449	4,489,697
2.50% 8/1/50	453,962	379,111
2.50% 8/1/51	223,425	186,449
2.50% 11/1/51	273,189	228,428
2.50% 2/1/52	1,272,747	1,060,761
2.50% 3/1/52	2,628,949	2,160,113
2.50% 4/1/52	2,001,699	1,662,227
3.00% 5/1/52	858,194	740,831
3.00% 7/1/52	2,379,956	2,031,102
3.00% 8/1/52	587,057	500,777
3.50% 1/1/46	78,993	73,205
3.50% 6/1/52	768,702	682,624
3.50% 9/1/52	980,627	881,757
4.00% 5/1/51	328,076	301,914
5.00% 7/1/47	486,975	482,651
5.00% 8/1/53	777,473	754,141
5.50% 5/1/44	64,929	66,030
5.50% 2/1/55	331,256	328,092
5.50% 9/1/55	1,594,248	1,579,020
6.00% 5/1/55	620,952	628,010
6.00% 9/1/55	3,123,430	3,158,934
NQ- DDIIX [0826] 1026 (6010768)    1

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 3/1/55	1,391,891	$ 1,434,778

Freddie Mac S.F. 15 yr 2.00% 8/1/36	1,095,867	990,285
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,269,563	1,781,787
2.50% 11/1/50	276,172	230,072
2.50% 5/1/51	81,428	67,861
2.50% 5/1/52	757,742	626,297
3.00% 11/1/46	604,623	532,524
4.00% 9/1/49	401,063	370,922
4.00% 3/1/54	900,211	822,316
4.00% 4/1/54	941,286	859,837
4.50% 10/1/52	1,805,834	1,707,857
5.00% 9/1/52	910,716	885,809
5.00% 11/1/52	116,352	113,212
5.00% 9/1/56	1,525,000	1,471,768
5.50% 9/1/52	238,294	238,908
5.50% 3/1/53	255,134	255,035
5.50% 6/1/53	599,476	598,908
5.50% 8/1/56	1,495,689	1,481,403
6.50% 8/1/54	187,006	192,768

GNMA I S.F. 30 yr 3.00% 8/15/45	541,656	479,509
GNMA II S.F. 30 yr
2.00% 10/20/50	2,060,004	1,654,683
2.00% 5/20/51	261,686	210,216
2.50% 7/20/51	1,996,715	1,677,074
3.00% 4/20/52	1,421,890	1,238,123
3.50% 9/20/55	1,545,213	1,351,466
4.00% 4/20/55	695,119	628,036
4.50% 8/20/55	1,203,961	1,127,784
5.00% 12/20/54	1,743,062	1,691,888
5.50% 2/20/55	2,481,288	2,472,206
6.00% 3/20/55	796,074	809,019
6.50% 4/20/55	544,417	561,962
Total Agency Mortgage-Backed Securities (cost $57,804,489)		56,478,770

2    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Collateralized Loan Obligations — 1.09%
AGL CLO 17 Series 2022-17A AR 144A 4.684% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	$ 449,695
AIMCO CLO 15 Series 2021-15A D1R 144A 6.50% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	291,248
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.713% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	600,177
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.603% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	297,262
Ballyrock CLO 27
Series 2024-27A A1A 144A 5.16% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	499,877
Series 2024-27A B 144A 5.71% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	449,672

Canyon Capital CLO Series 2019-2A AR2 144A 4.763% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	249,928
Canyon CLO Series 2020-2A AR2 144A 4.783% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	350,021
CIFC Funding Series 2025-1A D1 144A 6.252% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	149,271
Dryden 109 CLO Series 2022-109A DR 144A 6.453% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,543
Elmwood CLO 22 Series 2023-1A D1R 144A 6.55% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	292,131
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.579% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	146,680
Magnetite XLV Series 2025-45A D1 144A 6.253% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	289,474
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.743% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,199,657
Oaktree CLO Series 2020-1A D1RR 144A 6.353% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	149,818
NQ- DDIIX [0826] 1026 (6010768)    3

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Octagon Investment Partners 51 Series 2021-1A AR 144A 4.719% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	$ 1,149,671
OHA Credit Funding Series 2022-11A CR 144A 5.629% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	349,739
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.233% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	199,644
Stanwix Park CLO Series 2026-1A A1 144A 4.994% (TSFR03M + 1.21%, Floor 1.21%) 10/24/39 #, •	1,100,000	1,100,000
TCW CLO Series 2019-2A D1R2 144A 6.729% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	194,493
Wellington Management CLO 4 Series 2025-4A D1 144A 6.279% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	399,275
Total Collateralized Loan Obligations (cost $8,970,000)		8,957,276

Corporate Bonds — 11.93%
Automotive — 0.18%
Allison Transmission 144A 3.75% 1/30/31 #	255,000	237,869
American Axle & Manufacturing 144A 6.375% 10/15/32 #	147,000	147,216
Clarios Global 144A 6.75% 9/15/32 #	147,000	149,845
Garrett Motion Holdings 144A 7.75% 5/31/32 #	229,000	238,370
Goodyear Tire & Rubber 5.25% 7/15/31	337,000	300,202
Phinia 144A 6.625% 10/15/32 #	209,000	212,554
ZF North America Capital 144A 6.75% 4/23/30 #	175,000	176,479
		1,462,535
Banking — 2.56%
American Express 6.45% 9/15/31 μ, ψ	160,000	161,212
Banco Santander
4.867% 4/15/31	400,000	392,978
5.005% 8/25/30 μ	400,000	398,746
8.00% 2/1/34 μ, ψ	255,000	272,553
4    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
2.884% 10/22/30 μ	20,000	$ 18,790
3.194% 7/23/30 μ	55,000	52,418
5.489% 4/23/37 μ	255,000	247,671
5.518% 10/25/35 μ	1,067,000	1,054,494
6.204% 11/10/28 μ	280,000	284,971
6.25% 7/26/30 μ, ψ	320,000	320,613
6.625% 5/1/30 μ, ψ	185,000	189,857

Bank of New York Mellon 6.15% 9/20/31 μ, ψ	250,000	249,356
Barclays 7.625% 3/15/35 μ, ψ	200,000	207,652
BNP Paribas 144A 7.125% 2/17/32 #, μ, ψ	200,000	198,097
BPCE 144A 6.347% 1/13/47 #, μ	250,000	233,795
Citibank
4.846% 6/18/32 μ	315,000	310,627
5.488% 12/4/26	280,000	280,684
Citigroup
5.612% 3/4/56 μ	225,000	210,459
6.75% 2/15/30 μ, ψ	1,003,000	1,007,086

Citizens Financial Group 6.75% 10/6/31 μ, ψ	465,000	460,406
Credit Agricole 144A 5.186% 8/1/32 #, μ	250,000	247,260
Deutsche Bank
4.95% 8/4/31 μ	890,000	876,967
5.297% 5/9/31 μ	235,000	234,622
Goldman Sachs Group
1.542% 9/10/27 μ	1,615,000	1,613,896
4.972% 6/3/32 μ	735,000	723,754
5.094% 4/20/34 μ	765,000	746,498
5.387% 2/2/41 μ	485,000	459,926
6.484% 10/24/29 μ	290,000	298,918
6.50% 8/10/31 μ, ψ	475,000	472,974
HSBC Holdings
4.711% 5/12/30 μ	290,000	287,141
5.243% 8/14/32 μ	275,000	273,294
JPMorgan Chase & Co.
1.47% 9/22/27 μ	770,000	768,796
4.622% 4/23/32 μ	730,000	713,600
5.193% 2/5/37 μ	1,000,000	959,766
6.10% 7/1/31 μ, ψ	240,000	240,495
6.254% 10/23/34 μ	355,000	372,820
NQ- DDIIX [0826] 1026 (6010768)    5

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
4.809% 4/16/32 μ	305,000	$ 298,689
5.123% 2/1/29 μ	15,000	15,085
5.605% 7/17/37 μ	135,000	133,713
5.664% 4/17/36 μ	680,000	681,751
5.90% 3/13/47 μ	64,000	62,354
6.296% 10/18/28 μ	249,000	253,608

NatWest Markets 144A 5.022% 3/21/30 #	735,000	734,053
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	400,000	401,107
PNC Financial Services Group
5.423% 1/25/41 μ	155,000	148,358
5.463% 7/21/37 μ	105,000	103,437

Popular 7.25% 3/13/28	240,000	246,343
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	193,197
State Street 6.35% 9/15/31 μ, ψ	135,000	134,498
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	204,803
Wells Fargo & Co.
4.844% 5/20/32 μ	325,000	319,997
6.491% 10/23/34 μ	919,000	974,661
6.55% 9/15/31 μ, ψ	270,000	270,225
		21,019,071
Basic Industry — 0.78%
Alumina Pty 144A 6.125% 3/15/30 #	200,000	202,417
Ameritex Holdco Intermediate 144A 7.625% 8/15/33 #	104,000	106,611
Anglo American Capital 144A 5.25% 3/19/36 #	630,000	609,056
Arsenal AIC Parent 144A 8.00% 10/1/30 #	202,000	210,119
Beazer Homes USA 144A 8.00% 1/15/32 #	110,000	112,817
Builders FirstSource 144A 6.375% 3/1/34 #	335,000	332,069
Capstone Copper 144A 6.75% 3/31/33 #	274,000	278,400
Carpenter Technology 144A 5.625% 3/1/34 #	193,000	190,355
Celanese US Holdings
6.75% 4/15/33	137,000	139,560
7.375% 2/15/34	192,000	199,025
7.379% 7/15/32	75,000	78,602
7.70% 11/15/33	75,000	80,128

Chemours 144A 7.875% 3/15/34 #	95,000	93,004
Cleveland-Cliffs 144A 7.00% 3/15/32 #	348,000	351,485
Commercial Metals 144A 6.00% 12/15/35 #	226,000	223,291
6    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Ecolab
5.15% 6/15/33	480,000	$ 477,923
5.35% 6/15/36	420,000	417,072

Fortescue Treasury 144A 5.875% 4/15/30 #	355,000	356,681
LYB International Finance III 5.875% 1/15/36	830,000	824,031
Novelis 144A 6.375% 8/15/33 #	125,000	125,364
Olin 144A 6.625% 4/1/33 #	159,000	156,208
Olympus Water US Holding 144A 7.25% 2/15/33 #	200,000	200,343
Quikrete Holdings 144A 6.75% 3/1/33 #	225,000	228,671
Standard Building Solutions 144A 6.50% 8/15/32 #	226,000	227,349
Standard Industries 144A 3.375% 1/15/31 #	220,000	198,664
		6,419,245
Brokerage — 0.32%
Blackstone Reg Finance 5.00% 12/6/34	660,000	638,323
Brookfield Asset Management 4.653% 11/15/30	360,000	352,865
Charles Schwab 5.493% 5/21/37 μ	210,000	207,104
Intercontinental Exchange 4.90% 9/1/31	135,000	134,570
Jefferies Financial Group
4.15% 1/23/30	170,000	163,308
5.125% 4/28/31	200,000	195,707
6.20% 4/14/34	535,000	542,447
6.45% 6/8/27	90,000	91,192
6.50% 1/20/43	70,000	69,200

TPG Operating Group II 4.875% 5/15/31	205,000	200,377
		2,595,093
Capital Goods — 0.77%
Amentum Holdings 144A 7.25% 8/1/32 #	287,000	296,077
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	200,000	201,128
Boeing
6.259% 5/1/27	270,000	272,916
6.388% 5/1/31	90,000	94,504
6.858% 5/1/54	685,000	734,368

Bombardier 144A 8.75% 11/15/30 #	180,000	189,808
CACI International 144A 6.375% 6/15/33 #	281,000	284,916
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	244,000	241,217
Cyprium 144A 6.125% 4/15/31 #	186,000	185,952
Esab 144A 6.25% 4/15/29 #	232,000	234,965
Goat Holdco 144A 6.75% 2/1/32 #	104,000	106,186
NQ- DDIIX [0826] 1026 (6010768)    7

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Honeywell Aerospace 4.95% 3/16/36	385,000	$ 370,041
Manitowoc 144A 9.25% 10/1/31 #	116,000	125,531
Martin Marietta Materials
5.625% 8/15/36	145,000	145,066
6.375% 8/15/56	50,000	51,100

Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	397,000	405,091
Owens-Brockway Glass Container
144A 7.25% 5/15/31 #	85,000	78,945
144A 9.50% 6/1/33 #	50,000	48,957

Regal Rexnord 6.40% 4/15/33	605,000	628,620
RTX 4.625% 11/16/48	145,000	120,574
Sunbelt Rentals Holdings 144A 5.65% 8/12/36 #	205,000	200,779
Sword Purchaser
144A 8.25% 4/15/33 #	127,000	131,526
144A 10.50% 4/15/34 #	54,000	56,377

Terex 144A 6.25% 10/15/32 #	215,000	217,121
TransDigm
144A 6.125% 7/31/34 #	242,000	239,513
144A 6.375% 5/31/33 #	200,000	200,668
144A 6.625% 3/1/32 #	203,000	207,562

Trivium Packaging Finance 144A 12.25% 1/15/31 #	200,000	221,692
		6,291,200
Communications — 0.93%
AT&T
4.55% 11/1/32	135,000	129,655
5.70% 11/1/54	435,000	380,756
6.00% 4/30/56	190,000	173,132
Meta Platforms
5.625% 11/15/55	350,000	291,937
6.30% 5/15/56	365,000	336,262

Orange 144A 5.00% 1/13/36 #	275,000	261,608
Rogers Communications
5.30% 2/15/34	650,000	630,134
6.875% 7/31/56 μ	275,000	276,049
7.125% 4/15/55 μ	184,000	185,333

Sable International Finance 144A 7.125% 10/15/32 #	200,000	197,587
SBA Communications 5.15% 7/15/31	315,000	312,673
8    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
SoftBank
144A 4.699% 7/9/30 #	860,000	$ 842,791
144A 5.332% 7/9/35 #	525,000	505,288

Sopaipilla Investor 144A 7.534% 11/30/48 #	240,000	245,968
Space Exploration Technologies
144A 5.35% 7/15/31 #	640,000	625,803
144A 5.65% 7/15/33 #	515,000	497,109
144A 5.875% 7/15/36 #	235,000	221,585

Time Warner Cable 6.55% 5/1/37	1,005,000	968,212
T-Mobile USA
3.75% 4/15/27	130,000	129,497
5.125% 5/15/32	105,000	104,420
5.50% 1/15/55	115,000	100,054

Verizon Communications 6.20% 5/14/56 μ	200,000	193,602
		7,609,455
Consumer Cyclical — 0.41%
Amazon.com
4.10% 11/20/30	235,000	227,799
4.875% 3/13/36	185,000	175,947
5.30% 7/9/36	545,000	533,579
5.80% 3/13/56	205,000	189,223
6.10% 7/9/56	250,000	241,603

Ford Motor Credit 6.532% 3/19/32	225,000	230,414
General Motors Financial
2.35% 2/26/27	425,000	420,593
5.10% 9/15/31	645,000	638,779
Royal Caribbean Cruises
4.75% 5/15/33	130,000	124,001
5.55% 1/20/34	175,000	174,024

Toyota Motor Credit 5.00% 7/8/33	435,000	428,805
		3,384,767
Consumer Goods — 0.07%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	181,674
Fiesta Purchaser
144A 7.875% 3/1/31 #	107,000	108,381
144A 9.625% 9/15/32 #	97,000	95,207
NQ- DDIIX [0826] 1026 (6010768)    9

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods (continued)
Post Holdings
144A 6.375% 3/1/33 #	110,000	$ 108,153
144A 6.50% 3/15/36 #	75,000	72,727
		566,142
Consumer Non-Cyclical — 0.51%
Abbott Laboratories
4.30% 3/15/33	260,000	248,572
4.65% 3/15/36	530,000	502,181
AbbVie
4.875% 9/15/31	105,000	104,283
5.30% 9/15/36	105,000	103,887
6.00% 9/15/56	100,000	99,441

Amgen 4.85% 2/19/36	265,000	252,908
BAT Capital 5.55% 8/5/36	135,000	133,719
CVS Health 5.05% 3/25/48	235,000	199,020
HCA 6.00% 4/1/54	330,000	311,444
JBS 144A 5.625% 3/10/37 #	620,000	602,900
Medline Borrower
144A 5.00% 6/15/31 #	385,000	379,460
144A 5.25% 6/15/33 #	225,000	221,587
Merck & Co.
3.85% 3/15/29	160,000	157,351
4.15% 3/15/31	430,000	417,363

Novartis Capital 5.70% 3/18/56	115,000	111,673
Philip Morris International 4.875% 4/29/36	205,000	196,032
Universal Health Services 6.00% 9/1/36	185,000	183,998
		4,225,819
Electric — 0.74%
AEP Transmission 5.40% 3/15/53	5,000	4,561
California Buyer 144A 6.375% 2/15/32 #	150,000	147,831
CHPE
144A 5.10% 6/30/33 #	200,000	196,212
144A 5.35% 6/30/36 #	230,000	223,726

Constellation Energy Generation 4.625% 2/1/29	95,000	94,029
Dominion Energy
6.20% 2/15/56 μ	165,000	161,859
Series A 6.875% 2/1/55 μ	515,000	524,309
Duke Energy Carolinas
5.15% 6/15/36	240,000	234,097
5.75% 6/15/56	250,000	237,807

10    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Duke Energy Florida 4.20% 12/1/30	210,000	$ 204,460
Entergy 6.50% 12/15/56 μ	75,000	74,878
Evergy 6.40% 2/15/57 μ	80,000	80,515
Hawaiian Electric 144A 6.00% 10/1/33 #	126,000	124,377
National Grid 5.405% 6/9/36	244,000	238,074
NRG Energy
144A 4.734% 10/15/30 #	310,000	302,600
144A 5.407% 10/15/35 #	245,000	234,137
144A 6.00% 1/15/36 #	317,000	308,407
144A 6.25% 11/1/34 #	200,000	199,528
Pacific Gas & Electric
5.85% 11/1/36	190,000	188,025
6.00% 5/1/56	191,000	174,342
Public Service of Oklahoma
5.40% 2/15/34	105,000	104,634
6.30% 8/15/56	145,000	144,220

Southwestern Electric Power 4.10% 9/15/28	165,000	162,759
Talen Energy Supply 144A 6.25% 2/1/34 #	205,000	201,396
Union Electric 5.55% 3/15/56	165,000	152,474
Virginia Electric and Power 5.65% 8/15/36	155,000	155,328
Vistra
144A 7.00% 12/15/26 #, μ, ψ	208,000	209,138
144A 8.00% 10/15/26 #, μ, ψ	245,000	245,699
Vistra Operations
144A 4.30% 7/15/29 #	215,000	209,690
144A 4.70% 1/31/31 #	175,000	169,907
144A 5.35% 1/31/36 #	295,000	281,960
144A 5.55% 4/30/36 #	100,000	97,084
		6,088,063
Energy — 0.94%
Archrock Partners 144A 6.625% 9/1/32 #	220,000	224,143
Bristow Group 144A 6.75% 2/1/33 #	92,000	92,711
Crescent Energy Finance 144A 8.375% 1/15/34 #	146,000	154,155
Diamondback Energy 5.75% 4/18/54	145,000	137,143
Enbridge
5.55% 6/20/35	245,000	244,099
7.20% 6/27/54 μ	420,000	440,124
NQ- DDIIX [0826] 1026 (6010768)    11

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.00% 5/15/50	262,000	$ 214,752
5.25% 4/15/29	170,000	171,522
6.30% 1/15/56	78,000	76,104
6.55% 1/15/57 μ	165,000	164,054
6.70% 1/15/57 μ	235,000	233,101
6.75% 2/15/56 μ	231,000	230,715

Genesis Energy 6.75% 3/15/34	146,000	147,042
Gulfport Energy Operating 144A 6.75% 9/1/29 #	226,000	230,452
Hilcorp Energy I
144A 6.00% 4/15/30 #	367,000	366,847
144A 6.25% 4/15/32 #	83,000	81,584

Matador Resources 144A 6.25% 4/15/33 #	159,000	159,064
Murphy Oil 6.00% 10/1/32	87,000	86,810
Nabors Industries
144A 7.625% 11/15/32 #	110,000	113,504
144A 8.875% 8/15/31 #	34,000	35,592

NGL Energy Operating 144A 8.375% 2/15/32 #	220,000	230,720
Noble Finance II 144A 8.00% 4/15/30 #	129,000	133,454
ONEOK 5.70% 11/1/54	90,000	81,980
Permian Resources Operating 144A 7.00% 1/15/32 #	141,000	145,740
Rockies Express Pipeline 144A 6.75% 3/15/33 #	162,000	165,306
Schlumberger Investment
4.80% 5/7/33	70,000	68,538
5.15% 5/7/36	205,000	200,712
SM Energy
144A 6.625% 4/15/34 #	92,000	92,635
144A 8.625% 11/1/30 #	245,000	257,508
Sunoco
144A 6.25% 7/1/33 #	150,000	150,867
144A 7.25% 5/1/32 #	129,000	133,468

Transocean International 144A 7.875% 10/15/32 #	193,000	202,752
USA Compression Partners
144A 6.25% 10/1/33 #	203,000	201,345
144A 7.125% 3/15/29 #	338,000	346,428

Valero Energy 5.15% 3/10/36	785,000	759,563
Venture Global LNG
144A 7.00% 1/15/30 #	104,000	107,073
144A 8.375% 6/1/31 #	202,000	210,128
12    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Venture Global Plaquemines LNG
144A 6.50% 1/15/34 #	175,000	$ 181,052
144A 7.50% 5/1/33 #	119,000	129,327
Western Midstream Operating
5.50% 12/15/35	170,000	165,410
5.70% 7/1/36	190,000	187,194
		7,754,718
Financials — 0.77%
AerCap Funding DAC 4.875% 7/7/31	570,000	559,680
Apollo Debt Solutions 6.70% 7/29/31	1,260,000	1,276,104
Avolon Holdings Funding
144A 4.85% 4/1/33 #	250,000	238,977
144A 4.95% 1/15/28 #	150,000	150,256

Azorra Finance 144A 7.75% 4/15/30 #	226,000	234,763
Blackstone Private Credit Fund 5.05% 9/10/30	190,000	182,114
Blue Owl Credit Income 6.60% 9/15/29	759,000	764,733
Coinbase Global
144A 3.375% 10/1/28 #	130,000	124,107
144A 3.625% 10/1/31 #	100,000	88,376

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	185,000	180,312
FTAI Aviation Investors 144A 7.00% 6/15/32 #	226,000	232,305
Icahn Enterprises
5.25% 5/15/27	100,000	99,323
144A 10.00% 11/15/29 #	100,000	97,025

Jefferies Finance 144A 6.625% 10/15/31 #	200,000	198,434
OneMain Finance
6.625% 5/15/29	150,000	152,360
6.75% 9/15/33	142,000	139,962
7.125% 9/15/32	127,000	128,906
PennyMac Financial Services
144A 6.875% 5/15/32 #	104,000	100,205
144A 6.875% 2/15/33 #	153,000	145,538

Shift4 Payments 144A 6.75% 8/15/32 #	175,000	172,972
SMBC Aviation Capital Finance DAC
144A 5.20% 7/23/31 #	200,000	198,852
144A 5.25% 11/26/35 #	370,000	355,698
NQ- DDIIX [0826] 1026 (6010768)    13

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Sumisho Air Lease
144A 4.85% 3/24/31 #	165,000	$ 161,527
144A 5.50% 3/24/36 #	80,000	78,175
8.256% 9/15/26 μ, ψ	165,000	166,037

UWM Holdings 144A 6.25% 3/15/31 #	142,000	126,853
		6,353,594
Healthcare — 0.36%
1261229 BC 144A 10.00% 4/15/32 #	425,000	442,701
AMN Healthcare 144A 6.50% 1/15/31 #	147,000	148,683
AthenaHealth Group 144A 6.50% 2/15/30 #	142,000	138,886
CHS
144A 4.75% 2/15/31 #	300,000	273,495
144A 9.75% 1/15/34 #	159,000	162,385
DaVita
144A 3.75% 2/15/31 #	171,000	158,071
144A 4.625% 6/1/30 #	141,000	136,325

GENMAB 144A 6.25% 12/15/32 #	200,000	203,067
Global Medical Response 144A 7.375% 10/1/32 #	179,000	185,623
Medline Borrower 144A 5.25% 10/1/29 #	128,000	127,341
Molina Healthcare 144A 6.50% 2/15/31 #	135,000	137,325
Opal Bidco 144A 6.50% 3/31/32 #	200,000	202,017
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	121,000	120,652
Surgery Center Holdings 144A 7.25% 4/15/32 #	137,000	137,947
Tenet Healthcare 144A 5.50% 11/15/32 #	421,000	415,676
		2,990,194
Insurance — 0.32%
Acrisure 144A 6.75% 7/1/32 #	208,000	177,748
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	161,000	162,173
Asurion 144A 8.375% 2/1/34 #	80,000	72,255
Athene Global Funding 144A 5.53% 8/20/31 #	330,000	328,490
Athene Holding 6.875% 6/28/55 μ	230,000	215,467
Corebridge Financial 5.90% 8/20/36	280,000	281,246
Howden UK Refinance 144A 8.125% 2/15/32 #	200,000	188,424
HUB International 144A 7.375% 1/31/32 #	147,000	150,979
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	165,000	154,985
144A 8.50% 3/15/30 #	79,000	81,458

New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	575,411
14    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #	55,000	$ 53,032
144A 6.85% 12/16/39 #	166,000	179,417
		2,621,085
Leisure — 0.23%
AMC Entertainment Holdings 144A 7.50% 2/15/29 #	65,000	64,624
Boyd Gaming 144A 4.75% 6/15/31 #	306,000	293,946
Caesars Entertainment 144A 7.00% 2/15/30 #	586,000	589,745
Hilton Domestic Operating 144A 5.875% 3/15/33 #	250,000	250,860
Life Time 144A 6.00% 11/15/31 #	220,000	222,238
Lindblad Expeditions 144A 7.00% 9/15/30 #	101,000	104,076
Muvico PIK 144A 15.00% 2/19/29 #, «	125,000	142,767
Six Flags Entertainment
144A 6.625% 5/1/32 #	147,000	149,094
144A 8.625% 1/15/32 #	39,000	39,570
		1,856,920
Media — 0.49%
AMC Global Media 144A 10.50% 7/15/32 #	50,000	52,892
Arches Buyer 144A 6.125% 12/1/28 #	95,000	94,048
CCO Holdings
144A 4.50% 8/15/30 #	335,000	312,011
4.50% 5/1/32	110,000	96,815
144A 6.375% 9/1/29 #	280,000	280,420
144A 7.00% 2/1/33 #	146,000	142,623

Cimpress 144A 7.375% 9/15/32 #	150,000	151,855
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	116,000	122,331
CSC Holdings
144A 4.50% 11/15/31 #	200,000	105,000
144A 5.00% 11/15/31 #	200,000	42,830
Directv Financing
144A 9.25% 6/1/32 #	50,000	52,225
144A 10.00% 2/15/31 #	125,000	132,353
Gray Media
144A 5.375% 11/15/31 #	257,000	200,263
144A 7.25% 8/15/33 #	88,000	88,038
iHeartCommunications
144A 9.125% 5/1/29 #	125,000	112,256
144A 10.875% 5/1/30 #	65,000	45,825
NQ- DDIIX [0826] 1026 (6010768)    15

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
McGraw-Hill Education
144A 7.375% 9/1/31 #	263,000	$ 270,275
144A 8.00% 8/1/29 #	130,000	130,161

Midcontinent Communications 144A 8.00% 8/15/32 #	65,000	56,484
Nexstar Media 144A 6.50% 9/15/33 #	160,000	160,803
OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	126,184	131,314
Paramount Global 4.95% 1/15/31	140,000	130,711
RR Donnelley & Sons 144A 9.50% 8/1/29 #	100,000	104,271
Sirius XM Radio 144A 4.00% 7/15/28 #	293,000	285,918
Snap 144A 6.875% 3/1/33 #	220,000	215,881
Stagwell Global 144A 5.625% 8/15/29 #	332,000	323,581
Univision Communications 144A 7.375% 6/30/30 #	226,000	227,061
		4,068,245
Natural Gas — 0.02%
ONE Gas 5.45% 9/1/36	135,000	134,063
		134,063
Real Estate — 0.18%
Forestar Group 144A 6.50% 3/15/33 #	110,000	110,679
Iron Mountain 144A 4.50% 2/15/31 #	392,000	373,194
Millrose Properties 144A 6.375% 8/1/30 #	159,000	161,352
RHP Hotel Properties 144A 6.50% 6/15/33 #	215,000	219,430
Rithm Capital 144A 8.50% 6/1/31 #	150,000	151,735
Simon Property Group 2.65% 2/1/32	420,000	370,558
Starwood Property Trust 144A 6.50% 10/15/30 #	100,000	101,855
		1,488,803
Retail — 0.15%
Asbury Automotive Group
144A 4.625% 11/15/29 #	80,000	77,886
4.75% 3/1/30	208,000	202,820

Bath & Body Works 6.875% 11/1/35	174,000	177,659
Magnera 144A 7.25% 11/15/31 #	297,000	292,214
Michaels
144A 8.50% 3/15/33 #	115,000	113,923
144A 11.00% 3/15/34 #	57,000	55,370

Victra Holdings 144A 8.75% 9/15/29 #	171,000	175,399
William Carter 144A 7.375% 2/15/31 #	141,000	145,746
		1,241,017
16    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 0.20%
Allied Universal Holdco 144A 7.875% 2/15/31 #	275,000	$ 286,145
EquipmentShare.com 144A 8.00% 3/15/33 #	150,000	154,026
Herc Holdings 144A 6.00% 3/15/34 #	146,000	144,098
Hertz 144A 12.625% 7/15/29 #	45,000	30,327
Neptune Bidco US 144A 9.50% 2/15/33 #	100,000	102,799
Resideo Funding II 144A 6.50% 7/15/32 #	192,000	190,207
Staples 144A 10.75% 9/1/29 #	85,000	81,708
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	77,000	81,083
White Cap Supply Holdings 144A 7.375% 11/15/30 #	359,000	364,850
Williams Scotsman 144A 6.625% 4/15/30 #	215,000	220,240
		1,655,483
Technology — 0.51%
Alphabet
5.45% 8/15/36	300,000	297,749
6.375% 8/15/56	275,000	276,895

Beacon Point 144A 6.129% 11/30/42 #	360,000	341,850
Dell International 5.25% 2/15/37	455,000	437,390
Foundry JV Holdco
144A 6.10% 1/25/36 #	95,000	96,953
144A 6.15% 1/25/32 #	275,000	283,588
Leidos
5.00% 3/15/36	545,000	515,974
5.40% 3/15/32	490,000	491,601
NVIDIA
5.55% 6/15/46	215,000	197,748
5.625% 6/15/56	245,000	220,124
Oracle
4.70% 9/27/34	125,000	110,328
5.875% 9/26/45	685,000	565,200
6.70% 2/4/56	85,000	74,917

QTS Central Issuer 144A 6.625% 9/1/31 #	295,000	290,863
		4,201,180
Technology & Electronics — 0.05%
Cloud Software Group 144A 6.50% 3/31/29 #	277,000	275,888
Seagate Data Storage Technology Pte 5.75% 12/1/34	153,000	152,259
		428,147
NQ- DDIIX [0826] 1026 (6010768)    17

Schedule of investments
Nomura Wealth Builder Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Telecommunications — 0.32%
Black Pearl Compute 144A 6.125% 2/15/31 #		92,000	$ 92,174
Cipher Compute 144A 7.125% 11/15/30 #		61,000	61,832
Connect Finco 144A 9.00% 9/15/29 #		275,000	287,917
CoreWeave 144A 9.75% 10/1/31 #		302,000	270,278
Galaxy Helios Data Centers II 144A 9.875% 8/1/31 #		150,000	148,674
Iliad Holding 144A 8.50% 4/15/31 #		435,000	456,636
Level 3 Financing
144A 7.00% 3/31/34 #		125,000	127,946
144A 7.50% 2/15/37 #		75,000	74,478

Meridian Arc Holdco 144A 6.25% 4/30/31 #		125,000	118,918
Uniti Services 144A 7.50% 10/15/33 #		197,000	203,519
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	328,894
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	168,961
Windstream Services 144A 8.25% 10/1/31 #		125,000	130,645
WULF Compute 144A 7.75% 10/15/30 #		129,000	134,108
Zenith Arc 144A 8.875% 8/31/31 #		50,000	48,286
			2,653,266
Transportation — 0.12%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	228,344
Fedex Freight Holding
144A 4.95% 3/15/33 #		235,000	225,807
144A 5.25% 3/15/36 #		185,000	175,279

Genesee & Wyoming 144A 6.25% 4/15/32 #		331,000	333,862
			963,292
Total Corporate Bonds (cost $99,365,838)			98,071,397

Municipal Bonds — 0.10%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50		185,000	199,415
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41		105,000	116,955
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45		60,000	53,245
18    NQ- DDIIX [0826] 1026 (6010768)

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	425,000	$ 465,218
Total Municipal Bonds (cost $913,290)		834,833

Non-Agency Asset-Backed Securities — 0.97%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	500,000	480,419
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	247,538
Domino's Pizza Master Issuer
Series 2017-1A A23 144A 4.118% 7/25/47 #	1,880,000	1,866,205
Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	230,786

Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	385,937	386,359
Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	388,331	387,943
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,003,051
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,603,922
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	174,457	174,578
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	420,000	422,666
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	455,751
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	99,664
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	83,161	83,383
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	517,637	519,021
Total Non-Agency Asset-Backed Securities (cost $9,086,391)		7,961,416

NQ- DDIIX [0826] 1026 (6010768)    19

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 1.07%
Connecticut Avenue Securities Trust
Series 2026-R01 2M2 144A 4.993% (SOFR + 1.35%) 1/25/46 #, •	700,000	$ 697,820
Series 2023-R08 1M1 144A 5.143% (SOFR + 1.50%) 10/25/43 #, •	103,484	103,516
Series 2025-R01 1M2 144A 5.143% (SOFR + 1.50%) 1/25/45 #, •	510,000	510,776
Series 2025-R04 1M2 144A 5.143% (SOFR + 1.50%) 5/25/45 #, •	485,000	484,999
Series 2026-R02 1M2 144A 5.143% (SOFR + 1.50%) 2/25/46 #, •	370,000	370,810
Series 2026-R04 2M2 144A 5.143% (SOFR + 1.50%) 7/25/46 #, •	306,495	306,590
Series 2026-R03 2M2 144A 5.193% (SOFR + 1.55%) 4/25/46 #, •	280,000	280,525
Series 2025-R02 1M2 144A 5.243% (SOFR + 1.60%) 2/25/45 #, •	980,000	982,133
Series 2025-R03 2M1 144A 5.243% (SOFR + 1.60%) 3/25/45 #, •	44,434	44,462
Series 2025-R05 2M2 144A 5.243% (SOFR + 1.60%) 7/25/45 #, •	230,000	229,929
Series 2025-R06 1B1 144A 5.493% (SOFR + 1.85%) 9/25/45 #, •	824,722	826,527
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA2 M2 144A 5.143% (SOFR + 1.50%) 5/25/45 #, •	180,000	180,055
Series 2025-DNA3 M2 144A 5.143% (SOFR + 1.50%) 9/25/45 #, •	230,000	230,431
Series 2026-HQA1 M2 144A 5.143% (SOFR + 1.50%) 5/25/46 #, •	150,000	150,000
Series 2025-DNA4 M2 144A 5.193% (SOFR + 1.55%) 10/25/45 #, •	1,300,000	1,304,857
Series 2026-DNA2 M2 144A 5.243% (SOFR + 1.60%) 3/25/46 #, •	325,000	326,619
Series 2023-HQA3 A1 144A 5.493% (SOFR + 1.85%) 11/25/43 #, •	254,679	255,477
Series 2026-DNA2 B1 144A 5.743% (SOFR + 2.10%) 3/25/46 #, •	660,000	666,897
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.259% 6/25/29 #, •	42,372	41,806
Series 2014-2 B2 144A 3.259% 6/25/29 #, •	42,372	41,794
Series 2015-4 B1 144A 3.506% 6/25/45 #, •	62,788	57,681
Series 2015-4 B2 144A 3.506% 6/25/45 #, •	62,788	57,521
20    NQ- DDIIX [0826] 1026 (6010768)

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-5 B2 144A 5.184% 5/25/45 #, •		518	$ 517
Series 2015-6 B1 144A 3.508% 10/25/45 #, •		43,430	41,958
Series 2015-6 B2 144A 3.508% 10/25/45 #, •		43,429	41,923

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.911% 1/25/45 #, •		10,243	9,956
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.943% (SOFR + 1.30%) 2/25/46 #, •		290,000	289,820
WST Trust Series 2019-1 A 5.392% (BBSW1M + 1.08%) 8/18/50 •	AUD	331,075	237,851
Total Non-Agency Collateralized Mortgage Obligations (cost $8,750,230)			8,773,250

Non-Agency Commercial Mortgage-Backed Securities — 2.80%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •		1,450,000	1,435,532
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	93,016
Series 2019-BN20 A3 3.011% 9/15/62		250,000	234,680
Series 2020-BN25 A5 2.649% 1/15/63		850,000	783,133
Series 2020-BN26 A4 2.403% 3/15/63		650,000	591,449

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	335,495
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	762,155
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	884,660
Series 2021-B24 A5 2.584% 3/15/54		260,000	231,148
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,288,560
Series 2022-B32 B 3.202% 1/15/55 •		550,000	450,667
Series 2022-B33 A5 3.458% 3/15/55 •		1,200,000	1,089,139
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	319,500
Series 2022-B35 A5 4.59% 5/15/55 •		475,000	450,311

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.139% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •		1,065,000	1,066,997
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	233,700
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54		100,000	99,730
NQ- DDIIX [0826] 1026 (6010768)    21

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust Series 2020-K737 B 144A 3.363% 1/25/53 #, •	2,000,000	$ 1,990,797
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	1,500,000	1,329,078
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	346,854
Series 2017-GS6 A3 3.433% 5/10/50	515,000	508,173
Series 2019-GC39 A4 3.567% 5/10/52	580,000	558,511
Series 2019-GC42 A4 3.00% 9/10/52	1,280,000	1,201,257

Hudson Yards Mortgage Trust Series 2026-10HY B 144A 5.506% 12/10/39 #, •	500,000	494,194
IRV Trust Series 2025-200P A 144A 5.471% 3/14/47 #, •	1,100,000	1,087,949
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	344,307
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.746% 2/10/43 #, •	1,550,000	1,508,210
LEX Trust Series 2026-450 A 144A 4.989% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	1,045,000	1,046,306
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	2,000,000	1,962,252
NYC Trust Series 2026-9W57 B 144A 5.353% 6/6/40 #, •	350,000	344,340
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,856,270)		23,072,100

US Treasury Obligations — 4.60%
US Treasury Bonds
1.875% 11/15/51	8,150,000	4,263,150
4.75% 5/15/55	7,170,000	6,633,090
5.00% 5/15/45	1,225,000	1,191,791
5.00% 5/15/56	725,000	698,889

US Treasury Inflation Indexed Bond 2.375% 7/15/36	8,794,560	8,758,511
US Treasury Note 4.375% 5/15/36	14,205,000	13,804,375
US Treasury Notes 4.25% 6/30/33	2,530,000	2,478,214
Total US Treasury Obligations (cost $38,833,158)		37,828,020
22    NQ- DDIIX [0826] 1026 (6010768)

	Number of shares	Value (US $)
Common Stocks — 55.18%♣
Communication Services — 3.79%
Alphabet Class A	28,480	$ 9,664,688
Alphabet Class C	18,349	6,154,438
AT&T	183,810	4,758,841
Meta Platforms Class A	8,178	4,680,596
Verizon Communications	117,686	5,886,654
		31,145,217
Consumer Discretionary — 3.99%
Amazon.com †	20,885	5,425,296
Best Buy	43,670	3,500,150
Booking Holdings	19,700	3,922,073
Expedia Group	4,657	1,476,828
Ford Motor	107,246	1,495,009
Lowe's	13,511	2,765,702
McDonald's	11,800	3,109,772
NIKE Class B	53,682	2,096,819
Ross Stores	18,040	4,122,862
TJX	36,380	4,871,646
		32,786,157
Consumer Staples — 2.12%
Altria Group	76,139	5,213,998
PepsiCo	21,229	2,979,278
Philip Morris International	32,080	6,008,584
Procter & Gamble	22,032	3,197,284
		17,399,144
Energy — 2.81%
Chevron	30,521	6,291,599
Expand Energy	16,498	1,619,444
ExxonMobil Holdings	63,316	10,190,710
Granite Ridge Resources	239,943	1,206,913
International Seaways	18,680	1,842,595
Valero Energy	5,533	1,985,905
		23,137,166
Financials — 10.71%
Ameriprise Financial	7,822	4,326,426
Artisan Partners Asset Management Class A	38,684	1,646,778
Bank of America	52,604	3,258,292
Bank of New York Mellon	18,320	2,954,650
Berkshire Hathaway Class B †	6,600	3,326,598
Blackrock	4,365	5,044,238
NQ- DDIIX [0826] 1026 (6010768)    23

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Blackstone	37,587	$ 5,383,962
Charles Schwab	15,803	1,735,485
Citizens Financial Group	59,506	4,098,178
Corebridge Financial	119,482	3,887,944
Fidelity National Financial	54,908	2,550,477
Fifth Third Bancorp	52,413	2,818,247
Huntington Bancshares	170,317	2,841,739
Intercontinental Exchange	20,663	3,320,544
KeyCorp	167,376	3,616,995
Marsh & McLennan	17,759	3,370,658
MetLife	52,322	4,979,485
MNSN Holdings =, †	115	9,373
PNC Financial Services Group	13,250	3,175,098
Principal Financial Group	49,970	5,504,695
Progressive	14,300	3,118,544
Prudential Financial	10,652	1,252,675
Regions Financial	57,096	1,706,028
Sberbank of Russia PJSC =, †	52,870	0
State Street	29,819	5,706,760
Synchrony Financial	66,932	5,159,119
Wells Fargo & Co.	37,800	3,265,542
		88,058,530
Healthcare — 6.19%
Abbott Laboratories	17,900	1,975,444
AbbVie	27,303	7,001,035
Bristol-Myers Squibb	78,245	5,227,549
Cardinal Health	18,250	4,281,815
Cencora	14,353	4,644,631
Cigna Group	5,682	1,568,687
Eli Lilly & Co.	669	773,852
Gilead Sciences	18,866	2,760,851
Johnson & Johnson	7,225	1,920,766
McKesson	5,975	5,289,787
Merck & Co.	18,011	2,661,305
Pfizer	164,305	4,676,120
Stryker	10,200	3,302,760
Thermo Fisher Scientific	5,480	3,381,708
Zoetis	18,800	1,449,480
		50,915,790
24    NQ- DDIIX [0826] 1026 (6010768)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 3.43%
Carrier Global	46,876	$ 2,729,121
Comfort Systems USA	2,028	3,134,517
CSX	33,704	1,702,389
Dover	15,244	2,960,842
DuPont de Nemours	11,686	1,572,819
Jacobs Solutions	23,496	3,502,079
Lockheed Martin	2,926	1,642,159
Masco	52,684	3,801,677
Northrop Grumman	5,770	3,114,069
United Parcel Service Class B	38,902	4,054,756
		28,214,428
Information Technology — 19.40%
Accenture Class A	17,672	3,353,439
Apple	80,409	25,477,592
Broadcom	32,469	12,024,570
CDW	16,645	2,523,049
Cisco Systems	82,059	9,066,699
Dell Technologies Class C	10,344	4,716,967
HP	117,648	3,531,793
Lam Research	18,128	5,465,411
Micron Technology	10,092	9,675,503
Microsoft	53,522	27,151,175
Monolithic Power Systems	3,185	4,037,847
NetApp	34,669	6,423,819
NVIDIA	139,661	30,834,356
Qnity Electronics	10,242	1,223,202
QUALCOMM	35,769	6,097,899
Seagate Technology Holdings	7,630	6,320,539
Texas Instruments	3,536	922,578
Western Digital	1,546	696,550
		159,542,988
Materials — 1.16%
Amcor	33,371	1,531,395
Dow	69,384	2,117,600
LyondellBasell Industries Class A	42,173	2,744,619
PPG Industries	28,298	3,174,186
		9,567,800
Real Estate — 0.78%
Gaming and Leisure Properties	39,644	1,667,823
Prologis	21,951	3,071,384
NQ- DDIIX [0826] 1026 (6010768)    25

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
VICI Properties	66,509	$ 1,705,956
		6,445,163
Utilities — 0.80%
Duke Energy	25,408	3,046,673
Edison International	64,858	3,501,035
		6,547,708
Total Common Stocks (cost $286,135,930)		453,760,091

Preferred Stock — 0.00%♣
Financials — 0.00%
SVB Financial Trust 11/7/29 †	133	29,260
		29,260
Total Preferred Stock (cost $59,525)		29,260

Exchange-Traded Funds — 13.90%
iShares Core MSCI Pacific ETF	244,245	20,904,930
iShares Core US Aggregate Bond ETF	176,188	17,162,473
iShares iBoxx High Yield Corporate Bond ETF	175,932	14,041,133
Vanguard Russell 1000 Growth ETF	164,212	20,754,755
Vanguard S&P 500 ETF	58,806	41,451,761
Total Exchange-Traded Funds (cost $109,358,989)		114,315,052

Short-Term Investments — 1.01%
Money Market Mutual Funds — 1.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	2,083,274	2,083,274
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.56%)	2,083,274	2,083,274
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.65%)	2,083,274	2,083,274
26    NQ- DDIIX [0826] 1026 (6010768)

	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.58%)	2,083,274	$ 2,083,274
Total Short-Term Investments (cost $8,333,096)		8,333,096
Total Value of Securities—99.56% (cost $651,809,902)		818,715,557

Receivables and Other Assets Net of Liabilities—0.44%★		3,596,211
Net Assets Applicable to 47,648,131 Shares Outstanding—100.00%		$822,311,768
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $82,557,694, which represents 10.04% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after August 31, 2026.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
NQ- DDIIX [0826] 1026 (6010768)    27

Schedule of investments
Nomura Wealth Builder Fund
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $348,715 cash collateral held at broker for futures contracts as of August 31, 2026.

The following futures contracts were outstanding at August 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
110	$22,575,781	$22,622,447	12/31/26	$—	$(46,666)	$(859)
US Treasury 5 yr Notes
63	6,659,297	6,682,572	12/31/26	—	(23,275)	(6,398)
US Treasury 10 yr Notes
76	8,181,875	8,224,208	12/21/26	—	(42,333)	(16,624)
US Treasury Long Bonds
176	19,118,000	19,183,064	12/21/26	—	(65,064)	(104,500)
				56,712,291		—	(177,338)	(128,381)
Short Contracts:
US Treasury 10 yr Ultra Notes
(251)	(27,464,892)	(27,567,701)	12/21/26	102,809	—	63,593
US Treasury Ultra Bonds
(56)	(6,161,750)	(6,217,601)	12/21/26	55,851	—	40,250
				(33,785,302)		158,660	—	103,843
Total Futures Contracts		$22,926,989		$158,660	$(177,338)	$(24,538)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BBSW1M – Bank Bill Swap Rate 1 Month
28    NQ- DDIIX [0826] 1026 (6010768)

Summary of abbreviations: (continued)
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
S&P – Standard & Poor’s Financial Services LLC
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
NQ- DDIIX [0826] 1026 (6010768)    29